Organization and Nature of Planned Business: (Details Textual)	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Feb. 28, 2013 NBI [Member]
Business Acquisition Exchange Ratio			1:1
Stockholders' Equity Note, Stock Split						1,000
Common Stock, Shares, Issued	22,131,866		21,740,006	19,000,000	21,690,406	1,000
Common Stock, Shares, Outstanding	22,131,866		21,740,006		21,690,406	1,000
Conversion of Stock, Shares Issued	304,515	0				19,000